Stock-Based Compensation - Narrative (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 04, 2019 shares	Nov. 26, 2022 USD ($) state installment	Nov. 27, 2021 USD ($)	Nov. 26, 2022 USD ($) state installment shares	Nov. 27, 2021 USD ($)	Feb. 26, 2022 USD ($) installment shares	Feb. 27, 2021 USD ($) shares	Feb. 29, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $		$ 1,620,400	$ 8,878,500	$ 20,039,600	$ 26,874,800	$ 35,100,000	$ 31,600,000	$ 45,700,000
Stock-based compensation cost capitalized | $		114,600	$ 195,700	$ 813,200	$ 783,900	1,000,000	$ 800,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $						$ 8,900,000
Weighted average recognition period						2 years 3 months 18 days
Granted (in shares)				392,000
Restricted Stock Awards | Cindy Davis, Chief Brand Officer and President, Decorist
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Terminated | $						$ 160,255
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				1,096,000
The 2012 and 2018 Plans | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period commencement (in years)						1 year
Option grant expiration period						8 years
Number of stock options forfeited (in shares)							822,633
Options outstanding (in shares)							0
The 2012 and 2018 Plans | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $		4,500,000		$ 4,500,000
Weighted average recognition period				1 year 6 months
Granted (in shares)						47,000
The 2012 and 2018 Plans | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $		$ 5,600,000		$ 5,600,000		$ 15,800,000
Weighted average recognition period				2 years 1 month 6 days		2 years
Granted (in shares)						634,000
The 2012 and 2018 Plans | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period commencement (in years)				1 year		1 year
Unrecognized compensation expense | $						$ 29,700,000
Weighted average recognition period						1 year 10 months 24 days
Granted (in shares)						1,108,000
The 2012 and 2018 Plans | Minimum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments | installment						3
The 2012 and 2018 Plans | Minimum | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments		5		5		5
Vesting period commencement (in years)				1 year		1 year
The 2012 and 2018 Plans | Minimum | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments | installment		1		1		1
Vesting period commencement (in years)				1 year
The 2012 and 2018 Plans | Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments | installment						5
The 2012 and 2018 Plans | Maximum | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments		7		7		7
Vesting period commencement (in years)				3 years		3 years
The 2012 and 2018 Plans | Maximum | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments | installment		3		3		3
Vesting period commencement (in years)				3 years
The 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for issuance (in shares)						4,600,000
The 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for issuance (in shares)						43,200,000
Weighted average fair value for stock options granted (in dollars per share) | $ / shares								$ 4.18
Options exercised (in shares)						0	0	100,000
Inducement Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Inducement award threshold percentage of stock ownership		50.00%		50.00%		50.00%
Inducement Awards | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period commencement (in years)				2 years		2 years
Granted (in shares)	273,735
Inducement Awards | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period commencement (in years)				1 year		1 year
Unrecognized compensation expense | $		$ 100,000		$ 100,000		$ 1,600,000
Weighted average recognition period				4 months 24 days		1 year 2 months 12 days
Granted (in shares)				0		0	816,158
Inducement Awards | Minimum | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments | installment						1
Inducement Awards | Maximum | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments | installment						3